INITIAL PUBLIC OFFERING	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 - INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering on April 24, 2025, the Company sold 22,500,000 Public Units at a purchase price of $10.00 per Public Unit. Each Public Unit consists of one Class A ordinary share and one-half of one redeemable Public Warrant. Each whole Public Warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment.

NOTE 3 - INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering on April 24, 2025, the Company sold 22,500,000 Public Units at a purchase price of $10.00 per Public Unit. Each Public Unit consists of one Class A ordinary share and one-half of one redeemable Public Warrant. Each whole Public Warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment.